EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 690	$ 336	$ 412
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		1,666
Treasury Stock, Shares, Acquired	2,000,000
Share Price	$ 3.50
Stock Repurchase Program, Authorized Amount	7,000
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		432,805	2,429,844	789,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1.96	$ 2.25	$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 2,668	$ 253	$ 16
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		6 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		1,410,270